Accounting Policies Significant Accounting Policies (Schedule of Deferred Membership Fee) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Movement in Deferred Revenue [Roll Forward]
Deferred Revenue	$ 641	$ 575	$ 559
Cash received from members	1,410	1,249	1,133
Membership fee revenue recognized	(1,292)	(1,183)	(1,117)
Deferred Revenue	$ 759	$ 641	$ 575